Debt - Debt and Capital Lease Obligations Related to Continuing Operations (Parenthetical) (Detail) (USD $)		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Apr. 18, 2013	Apr. 18, 2013 $1 Billion Credit Facility [Member]	Jun. 30, 2013 $1 Billion Credit Facility [Member]	Dec. 31, 2012 $925 Million Credit Facility [Member]	Jun. 30, 2013 3.75% Convertible Senior Notes [Member]	Dec. 31, 2012 3.75% Convertible Senior Notes [Member]	Apr. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 5% Senior Notes [Member]	Jun. 30, 2013 6.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total credit facility	$ 925,000,000		$ 1,000,000,000	$ 925,000,000
Spread rate added to LIBOR			1.75%	2.00%
Maturity date for credit facility		Apr. 18, 2017	Apr. 18, 2017	Aug. 01, 2015
Interest rate of Senior Notes					3.75%		5.00%	5.00%	6.75%
Maturity date for Notes					Oct. 01, 2014		Apr. 15, 2021	Apr. 15, 2021	Nov. 15, 2014
Debt discount on Convertible Senior Notes					$ 19,624,000	$ 26,961,000